Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 1,193	$ 1,107	$ 4,755	$ 2,638
Severance (included in salaries)	0	0	0	0
Share-based expense	221	62	412	341
Director compensation (included in salaries)	49	56	161	224
Related party transaction, due from (to) related party	$ 1,463	$ 1,225	$ 5,328	$ 3,203